RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses
Remuneration expense	$ 666	$ 1,008	$ 1,374	$ 1,914
Share-based payments	1,307	1,418	2,059	2,068
Expenses	$ 1,973	$ 2,426	$ 3,433	$ 3,982